Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Shares	Additional Paid-in Capital	Stock Subscription Receivable	Statutory Reserves	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total Stockholders' Equity Attributable to TDH	Non- controlling Interest	Total
Balance at Dec. 31, 2022	$ 206,465	$ 48,089,439		$ 160,014	$ (28,165,927)	$ 428,249	$ 20,718,240	$ 435,663	$ 21,153,903
Balance (in Shares) at Dec. 31, 2022	10,323,268
Net income (loss)					(23,626,172)		(23,626,172)	(5,344)	(23,631,516)
Stock-based compensation expense		3,040,000					3,040,000		3,040,000
Adjustment to reflect the effect of disposal of Tiandihui and Chongaijiujiu				(160,014)	25,170,099		25,010,085		25,010,085
Foreign currency translation adjustment						(523,315)	(523,315)		(523,315)
Balance at Dec. 31, 2023	$ 206,465	51,129,439			(26,622,000)	(95,066)	24,618,838	430,319	25,049,157
Balance (in Shares) at Dec. 31, 2023	10,323,268
Net income (loss)					2,684,522		2,684,522	(183,961)	2,500,561
Foreign currency translation adjustment						(718)	(718)	(149,145)	(149,863)
Balance at Dec. 31, 2024	$ 206,465	51,129,439			(23,937,478)	(95,784)	27,302,642	97,213	$ 27,399,855
Balance (in Shares) at Dec. 31, 2024	10,323,268								10,323,268
Net income (loss)					1,799,511		1,799,511	(18,434)	$ 1,781,077
Adjustment to reflect the effect of disposal of BVBA					1,517,914		1,517,914		1,517,914
Foreign currency translation adjustment						22,964	22,964		22,964
Balance at Dec. 31, 2025	$ 206,465	$ 51,129,439			$ (20,620,053)	$ (72,820)	$ 30,643,031	$ 78,779	$ 30,721,810
Balance (in Shares) at Dec. 31, 2025	10,323,268								10,323,268